CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net earnings (loss)	$ (1.0)	$ (27.7)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	27.3	29.2
Equity in losses of unconsolidated affiliates	42.5	20.7
Distributions from investments in unconsolidated affiliates	2.0	0.9
Realized gains and asset impairments, net	(64.4)	(61.4)
Lease asset amortization	18.0	0.0
Stock-based compensation cost	1.9	20.6
Changes in assets and liabilities, net of effects from acquisitions:
Net decrease (increase) in trade receivables	16.5	(1.0)
Net increase in inventory, prepaid expenses and other assets	(15.6)	(8.4)
Net decrease in lease liabilities	(22.0)	0.0
Net decrease in accounts payable, accrued liabilities, deferred revenue and other	(4.0)	(15.9)
Net change in income taxes	(25.7)	(4.5)
Net cash used in operating activities	(24.5)	(47.5)
Cash flows from investing activities:
Proceeds from sale of investment securities and investments in unconsolidated affiliates	0.0	17.7
Additions to property and equipment and other intangible assets	(10.3)	(6.2)
Proceeds from sales of property and equipment	11.4	3.2
Investments in Dun & Bradstreet, net of capitalized syndication fees - see Note D	(526.2)	0.0
Purchases of other long-term investments	0.0	(3.6)
Distributions from investments in unconsolidated affiliates	0.3	0.3
Net proceeds from sales and maturities of (cash paid for purchases of) short-term investment securities	29.6	(17.3)
Net other investing activities	2.6	0.6
Net cash used in investing activities	(387.8)	(0.7)
Cash flows from financing activities:
Borrowings	262.1	0.1
Debt service payments	(111.7)	(123.9)
Subsidiary distributions paid to noncontrolling interest shareholders	(0.6)	0.0
Sale of noncontrolling interest in consolidated subsidiary	0.0	4.1
Proceeds from ABRH sale and leaseback of corporate office, net of issuance costs- see Note A	13.2	0.0
Net cash provided by (used in) financing activities	163.0	(119.7)
Net decrease in cash and cash equivalents	(249.3)	(167.9)
Cash and cash equivalents at beginning of period	323.0	245.6
Cash and cash equivalents at end of period	73.7	77.7
Ceridian
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Equity in losses of unconsolidated affiliates	(4.0)	21.6
Cash flows from investing activities:
Proceeds from sale of investments in unconsolidated affiliates	100.5	0.0
Other Equity Method Investments
Cash flows from investing activities:
Proceeds from sale of investments in unconsolidated affiliates	$ 4.3	$ 4.6